Document And Entity Information	Feb. 12, 2021
Document Information [Line Items]
Entity, Registrant Name	NATIONAL HEALTHCARE CORPORATION
Document, Type	8-K
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-13489
Entity, Tax Identification Number	52-2057472
Entity, Address, Address Line One	100 Vine Street
Entity, Address, City or Town	Murfreesboro
Entity, Address, State or Province	TN
Entity, Address, Postal Zip Code	37130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NHC
Security Exchange Name	NYSEAMER
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001047335